January 1, 2004

Fund Profile

T. Rowe Price

Personal Strategy Income Fund

Personal Strategy Balanced Fund

Personal Strategy Growth Fund

Three funds with different mixes of stocks, bonds, and money market securities and different risk and reward potential.

This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at

troweprice.com.

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Fund Profile

What is each fund`s objective?

Income Fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

Balanced Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

Growth Fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

Generally, the greater the portion of stocks in the fund, the higher the fund`s potential return over time and the greater the risk of price declines.

What is each fund`s principal investment strategy?

Under normal conditions, allocations for each fund can vary by 10 percentage points above or below the benchmarks shown in the table on the next page, based on our outlook for the economy and the financial markets. Domestic stocks are drawn from the overall U.S. market while international stocks are selected primarily from large companies in developed markets. Bonds, which can include foreign issues, are primarily investment grade (four highest credit ratings) and are chosen across the entire government, corporate, and mortgage-backed bond market. Maturities reflect the manager`s outlook for interest rates.

When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when selecting particular stocks, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- to large-cap stocks. This process draws heavily upon T. Rowe Price`s proprietary stock research expertise. While each fund maintains a well-diversified portfolio, its manager may at a particular time shade stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

Much the same security selection process applies to bonds. For example, when deciding on whether to adjust allocations to high-yield (junk) bonds, managers will weigh such factors as the outlook for the economy and corporate earnings and the yield advantage lower-rated bonds offer over investment-grade bonds.

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Table 1  Differences Among Funds
Fund	Benchmark allocations	Ranges	Relative income level	Risk/reward relative to each other
Income	40% Stocks40% Bonds20% Money markets	30 - 50%30 - 5010 - 30	Higher - distributes quarterly	Lower
Balanced	60% Stocks30% Bonds10% Money markets	50 - 7020 - 40 0 - 20	Moderate - distributes quarterly	More than Income, less than Growth
Growth	80% Stocks20% Bonds and money markets	70 - 9010 - 30	Lower - distributes annually	Higher

The funds may also invest in other securities, including futures, options, and swaps, in keeping with each fund`s objectives.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.

What are the main risks of investing in the funds?

Each fund`s program of investing in stocks, bonds, and money market securities .exposes it to a variety of risks. Each of these is proportional to the percentage of .assets the fund has in these securities..The risks include:

  Risks of stock investing  Stock prices can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of funds.

  Risks of bond investing  Bonds have two main sources of risk. Interest rate risk is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically suffer greater declines than those with shorter maturities. If the funds purchase longer-maturity bonds and interest rates rise, their share prices could decline. Mortgage securities can react somewhat differently from regular bonds to interest rate changes. Falling rates can cause losses of

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  Fund Profile

  principal due to increased mortgage prepayments. Rising rates can lead to decreased prepayments and greater volatility. Credit risk is the chance that any fund holding could have its credit downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund`s income level and share price.

  While each fund expects to invest primarily in investment-grade bonds, it may also hold high-yield (junk) bonds, including those with the lowest rating. Investment-grade bonds are those rated from the highest (AAA) to medium (BBB) quality, and high-yield bonds are rated BB and lower. The latter are speculative since their issuers are more vulnerable to financial setbacks and recession than more creditworthy companies, but BBB rated bonds may have speculative elements as well. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads.

  Risks of foreign securities  To the extent each fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments, whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

  Derivatives risk  To the extent each fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.

  As with any mutual fund, there can be no guarantee the funds will achieve each fund`s objectives.

  Each fund`s share price may decline, so when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell which fund is most appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk; see the table entitled Differences Among Funds to help you choose a fund for your particular needs. Your time horizon should play a major role in the choice of investments. A fundamental investment principle is that if you have a longer horizon, say 15 years, you can pursue a more aggressive program than if it is shorter, perhaps five years. Also, you may seek a more aggressive approach at a particular stage of life but a more balanced or conservative approach as your circumstances change.

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  Income Fund is designed for investors seeking a relatively conservative approach to capital growth as well as current income. The fund could be appropriate for an investor with an intermediate time horizon.

  Balanced Fund is intended for those seeking a middle-of-the-road approach that emphasizes stocks for potential capital appreciation but also produces significant income to temper volatility. The fund should be appropriate for intermediate- to long-term investment goals.

  Growth Fund is designed for more aggressive investors with a long-term horizon who want significant exposure to stocks and can withstand inevitable setbacks in an effort to achieve potential long-term growth.

  Each fund can be used in both regular and tax-deferred accounts, such as IRAs.

  The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

  How has each fund performed in the past?

  The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

  The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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  Table 2  Average Annual Total Returns
	Periods ended 12/31/03
	1 year	5 years	Since inception (7/29/94)
Income Fund
Returns before taxes	18.58%	5.33%	9.42%
Returns after taxes on distributions	17.52	3.76	7.32
Returns after taxes on distributions and sale of fund shares	12.02	3.60	6.91
Lehman Brothers U.S. Aggregate Index	4.10	6.62	7.62
Combined Index Portfolioa	14.35	3.90	8.40
Balanced Fund
Returns before taxes	24.38%	4.99%	10.38%
Returns after taxes on distributions	23.45	3.61	8.71
Returns after taxes on distributions and sale of fund shares	15.78	3.47	8.13
Merrill Lynch-Wilshire Capital Market Index	37.10	0.86	4.44
Combined Index Portfoliob	20.40	2.97	9.29
Growth Fund
Returns before taxes	29.27%	4.39%	11.23%
Returns after taxes on distributions	28.69	3.42	9.98
Returns after taxes on distributions and sale of fund shares	19.01	3.26	9.24
Merrill Lynch-Wilshire Capital Market Index	37.10	0.86	4.44
Combined Index Portfolioc	26.68	1.93	10.08

  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the new lower ordinary income and capital gain rates effective under the Jobs and Growth Tax Relief Reconciliation Act of 2003, but do not reflect the new lower rate applicable to qualified dividends under the Act. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  aCombined Index Portfolio is an unmanaged portfolio composed of 40% stocks (34% Wilshire 5000, 6% MSCI EAFE Index), 40% bonds (Lehman Brothers U.S. Aggregate Index), and 20% money market securities (Citigroup 3-Month Treasury Bill Index).

  bCombined Index Portfolio is an unmanaged portfolio composed of 60% stocks (51% Wilshire 5000, 9% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Citigroup 3-Month Treasury Bill Index).

  cCombined Index Portfolio is an unmanaged portfolio composed of 80% stocks (68% Wilshire 5000, 12% MSCI EAFE Index) and 20% bonds (Lehman Brothers U.S. Aggregate Index).

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  Citigroup 3-Month Treasury Bill Index tracks short-term U.S. government debt instruments.

  Lehman Brothers U.S. Aggregate Index tracks investment-grade corporate and government bonds.

  Merrill Lynch-Wilshire Capital Market Index is a market capitalization weighted index, including the Wilshire 5000, High Yield II, and Domestic Master indexes.

  MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

  Wilshire 5000 tracks the performance of the most active stocks in the broad U.S. market.

  What fees or expenses will I pay?

  The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

  Table 3  Fees and Expenses of the Funds*
	Annual fund operating expenses (expenses that are deducted from fund assets)
Fund	Management fee	Other expenses	Total annual fund operating expenses	Fee waiver/expense reimbursement	Net expenses

Income	0.47%	0.51%	0.98%	0.18%a	0.80%a
Balanced	0.57	0.48	1.05	0.15b	0.90b
Growth	0.62	0.53	1.15	0.15a	1.00a

  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

  aEffective June 1, 2002, T. Rowe Price contractually obligated itself to waive any fees and bear any expenses through September 30, 2004, to the extent such fees or expenses would cause the funds` ratios of expenses to average net assets to exceed 0.80% (Personal Strategy Income) or 1.00% (Personal Strategy Growth). Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the funds` expense ratios are below the applicable limits; however, no reimbursement will be made after September 30, 2006, or if it would result in the expense ratio exceeding the applicable limits. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the funds. The funds operated under previous expense limitations for which T. Rowe Price may be reimbursed.

  bEffective November 1, 2002, T. Rowe Price contractually obligated itself to waive any fees and bear any expenses through September 30, 2004, to the extent such fees or expenses would cause the fund`s ratio of expenses to average net assets to exceed 0.90%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the fund`s expense ratio is below 0.90%; however, no reimbursement will be made after September 30, 2006, or if it would result in the expense ratio exceeding 0.90%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed (if applicable), you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

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Fund	1 year	3 years	5 years	10 years
Income	$82	$288	$518	$1,179
Balanced	92	314	560	1,264
Growth	102	345	613	1,379

  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  Edmund M. Notzon III manages each fund day to day and has been chairman of their Investment Advisory Committee since 1998. He has been managing investments since joining T. Rowe Price in 1989.

  To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information. Also note that this profile may include funds not available through your plan.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access ® or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  The Balanced and Income Funds distribute income quarterly and net capital gains, if any, at year-end. The Growth Fund distributes income annually and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

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  What services are available?

  A wide range, including but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

  RPS C11-035

  T. Rowe Price Investment Services, Inc., Distributor.